Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($) Customer	Sep. 30, 2022 USD ($) Customer
Financial information by segment [Abstract]
Revenue	$ 858,583	$ 858,405
Adjusted EBITDA	$ 627,281	$ 630,641
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	2
Revenue	$ 640,117	$ 652,757
Adjusted EBITDA	460,442	469,851
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Revenue	84,974	81,944
Adjusted EBITDA	66,526	66,808
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	91,825	83,278
Adjusted EBITDA	73,256	66,226
Water [Member]
Financial information by segment [Abstract]
Revenue	41,667	40,424
Adjusted EBITDA	27,057	27,756
North America [Member]
Financial information by segment [Abstract]
Revenue	338,745	323,693
Adjusted EBITDA	260,684	258,161
South America [Member]
Financial information by segment [Abstract]
Revenue	140,269	122,549
Adjusted EBITDA	112,049	95,080
EMEA [Member]
Financial information by segment [Abstract]
Revenue	379,569	412,163
Adjusted EBITDA	$ 254,548	$ 277,400